Fair Value Measurements (Reconciliation of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs) (Detail) - JPY (¥) ¥ in Millions		3 Months Ended				9 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2020		Dec. 31, 2019
Certain Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		¥ 76,664		¥ 65,854		¥ 83,901		¥ 61,193
Gains or losses (realized/ unrealized), included in earnings	[1]	3,464		929		5,308		5,594
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	(1,562)		1,283		(3,805)		(131)
Gains or losses (realized/ unrealized), total		1,902		2,212		1,503		5,463
Purchases	[3]	2		4,639		871		10,075
Sales		(1,337)		(3,368)		(4,709)		(5,760)
Settlements	[4]	(1,271)		(3,155)		(5,281)		(4,789)
Transfers in and/or out of Level 3 (net)		0		0		(325)		0
Ending Balance		75,960		66,182		75,960		66,182
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	3,319		1,137		5,095		5,532
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(1,562)				(3,801)
Investment funds | Certain Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		76,664		65,854		83,901
Gains or losses (realized/ unrealized), included in earnings	[1]	3,464		929		5,308		5,594
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	(1,562)		1,283		(3,805)		(131)
Gains or losses (realized/ unrealized), total		1,902		2,212		1,503
Purchases	[3]	2		4,639		871		10,075
Sales		(1,337)		(3,368)		(4,709)
Settlements	[4]	(1,271)		(3,155)		(5,281)		(4,789)
Transfers in and/or out of Level 3 (net)		0		0		(325)
Ending Balance		75,960		66,182		75,960		66,182
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	3,319		1,137		5,095
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(1,562)				(3,801)
Other assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		9,062		11,382		18,206		12,449
Gains or losses (realized/ unrealized), included in earnings	[1]	(2,400)		(2,874)		(12,759)		(5,355)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	0		0		0		0
Gains or losses (realized/ unrealized), total		(2,400)		(2,874)		(12,759)		(5,355)
Purchases	[3]	691		750		2,064		2,303
Sales		0		0		0		0
Settlements	[4]	(60)		(39)		(218)		(178)
Transfers in and/or out of Level 3 (net)		0		0		0		0
Ending Balance		7,293		9,219		7,293		9,219
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(2,400)		(2,874)		(12,759)		(5,355)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	0				0
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		296,810	[5]	336,840	[5]	300,739	[5]	360,198	[3]
Gains or losses (realized/ unrealized), included in earnings	[1],[5]	(16,700)		(10,387)		(34,141)		(12,426)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2],[5]	(151)		(94)		(892)		189
Gains or losses (realized/ unrealized), total		(16,851)	[5]	(10,481)	[5]	(35,033)	[5]	(12,237)
Purchases	[3]	0	[5]	0	[5]	0	[5]	0
Sales		0	[5]	0	[5]	0	[5]	0
Settlements	[4],[5]	(23,388)		(14,304)		(45,499)		(39,418)
Transfers in and/or out of Level 3 (net)		0	[5]	0	[5]	0	[5]	0
Ending Balance	[5]	290,273		333,017		290,273		333,017
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1],[5]	(16,700)		(10,387)		(34,141)		(12,426)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2],[5]	(151)				(892)
Reinsurance Recoverable | Other assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[6]	9,062		11,382		18,206		12,449
Gains or losses (realized/ unrealized), included in earnings	[1],[6]	(2,400)		(2,874)		(12,759)		(5,355)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2],[6]	0		0		0		0
Gains or losses (realized/ unrealized), total	[6]	(2,400)		(2,874)		(12,759)		(5,355)
Purchases	[3],[6]	691		750		2,064		2,303
Sales	[6]	0		0		0		0
Settlements	[4]	(60)	[6]	(39)	[6]	(218)	[6]	(178)	[2]
Transfers in and/or out of Level 3 (net)	[6]	0		0		0		0
Ending Balance	[6]	7,293		9,219		7,293		9,219
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1],[6]	(2,400)		(2,874)		(12,759)		(5,355)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2],[6]	0				0
Insurance Contract, Rights and Obligations
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		296,810		336,840		300,739		360,198
Gains or losses (realized/ unrealized), included in earnings	[1]	(16,700)		(10,387)		(34,141)		(12,426)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	(151)		(94)		(892)		189
Gains or losses (realized/ unrealized), total		(16,851)		(10,481)		(35,033)		(12,237)
Purchases	[3]	0		0		0		0
Sales		0		0		0		0
Settlements	[4]	(23,388)		(14,304)		(45,499)		(39,418)
Transfers in and/or out of Level 3 (net)		0		0		0		0
Ending Balance		290,273		333,017		290,273		333,017
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(16,700)		(10,387)		(34,141)		(12,426)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(151)				(892)
Available-for-sale securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		101,292		87,265
Gains or losses (realized/ unrealized), included in earnings	[1]	(680)		244				1,339
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	1,264		1,122				(1,023)
Gains or losses (realized/ unrealized), total		584		1,366
Purchases	[3]	10,305		17,532				33,606
Sales		(875)		(3,293)
Settlements	[4]	(1,924)		(1,904)				(26,987)
Transfers in and/or out of Level 3 (net)		0		0
Ending Balance		109,382		100,966		109,382		100,966
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(107)		141				213
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	1,191				9,887
Available-for-sale securities | Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		1,501		3,638				7,158
Gains or losses (realized/ unrealized), included in earnings	[1]	0		0				0
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	0		(15)				(9)
Gains or losses (realized/ unrealized), total		0		(15)				(9)
Purchases	[3]	0		900				900
Sales		0		0				0
Settlements	[4]	(239)		(307)				(842)
Transfers in and/or out of Level 3 (net)		0		0				(2,991)
Ending Balance		1,262		4,216		1,262		4,216
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	0		0				0
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(1)				1
Available-for-sale securities | Other asset-backed securities and debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		97,038		80,819				90,401
Gains or losses (realized/ unrealized), included in earnings	[1]	(680)		244				1,339
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	1,324		1,094				(977)
Gains or losses (realized/ unrealized), total		644		1,338				362
Purchases	[3]	10,305		16,632				32,706
Sales		(875)		(3,293)				(3,425)
Settlements	[4]	(1,685)		(1,597)				(26,145)
Transfers in and/or out of Level 3 (net)		0		0				0
Ending Balance		105,427		93,899		105,427		93,899
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(107)		141				213
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	1,252				10,025
Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		2,753		2,808
Gains or losses (realized/ unrealized), included in earnings	[1]	0		0				0
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	(60)		43				(37)
Gains or losses (realized/ unrealized), total		(60)		43
Purchases	[3]	0		0				0
Sales		0		0
Settlements	[4]	0		0				0
Transfers in and/or out of Level 3 (net)		0		0
Ending Balance		2,693		2,851		2,693		2,851
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	0		0				0
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(60)				(139)
Other securities | Investment funds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance								61,193
Gains or losses (realized/ unrealized), total								5,463
Sales								(5,760)
Transfers in and/or out of Level 3 (net)								0
Ending Balance				66,182				66,182
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]							5,532
Derivative Financial Instruments, Assets and Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		20,492		16,275		19,230		5,272
Gains or losses (realized/ unrealized), included in earnings	[1]	(5,283)		(6,123)		(3,492)		5,238
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	(391)		265		(950)		(93)
Gains or losses (realized/ unrealized), total		(5,674)		(5,858)		(4,442)		5,145
Purchases	[3]	0		0		30		0
Sales		0		0		0		0
Settlements	[4]	0		0		0		0
Transfers in and/or out of Level 3 (net)		0		0		0		0
Ending Balance		14,818		10,417		14,818		10,417
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(5,283)		(6,123)		(3,492)		5,238
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(391)				(950)
Derivative Financial Instruments, Assets and Liabilities | Options held/written and other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		20,492		16,275		19,230		5,272
Gains or losses (realized/ unrealized), included in earnings	[1]	(5,283)		(6,123)		(3,492)		5,238
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	(391)		265		(950)		(93)
Gains or losses (realized/ unrealized), total		(5,674)		(5,858)		(4,442)		5,145
Purchases	[3]	0		0		30		0
Sales		0		0		0		0
Settlements	[4]	0		0		0		0
Transfers in and/or out of Level 3 (net)		0		0		0		0
Ending Balance		14,818		10,417		14,818		10,417
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(5,283)		(6,123)		(3,492)		5,238
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(391)				(950)
Available-for-sale Debt Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance						88,353		100,447
Gains or losses (realized/ unrealized), included in earnings	[1]					(2,063)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]					10,102
Gains or losses (realized/ unrealized), total						8,039		316
Purchases	[3]					23,936
Sales						(4,874)		(3,425)
Settlements	[4]					(4,072)
Transfers in and/or out of Level 3 (net)						(2,000)		(2,991)
Ending Balance		109,382		100,966		109,382		100,966
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]					(48)
Available-for-sale Debt Securities | Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance						3,994
Gains or losses (realized/ unrealized), included in earnings	[1]					0
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]					2
Gains or losses (realized/ unrealized), total						2
Purchases	[3]					0
Sales						0
Settlements	[4]					(734)
Transfers in and/or out of Level 3 (net)						(2,000)
Ending Balance		1,262				1,262
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]					0
Available-for-sale Debt Securities | Other asset-backed securities and debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance						81,527
Gains or losses (realized/ unrealized), included in earnings	[1]					(2,063)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]					10,239
Gains or losses (realized/ unrealized), total						8,176
Purchases	[3]					23,936
Sales						(4,874)
Settlements	[4]					(3,338)
Transfers in and/or out of Level 3 (net)						0
Ending Balance		105,427				105,427
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]					(48)
Available-for-sale Debt Securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance						2,832		2,888
Gains or losses (realized/ unrealized), included in earnings	[1]					0
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]					(139)
Gains or losses (realized/ unrealized), total						(139)		(37)
Purchases	[3]					0
Sales						0		0
Settlements	[4]					0
Transfers in and/or out of Level 3 (net)						0		0
Ending Balance		¥ 2,693		¥ 2,851		2,693		¥ 2,851
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]					¥ 0

[1]	Principally, gains and losses from available-for-sale debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and derivative assets and liabilities (net) are included in “Other (income) and expense” respectively. Additionally, for available-for-sale debt securities, amortization of interest recognized in finance revenues is included in these columns.
[2]	Unrealized gains and losses from available-for-sale debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments.”
[3]	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
[4]	Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.
[5]	“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.
[6]	“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”